Contract Liabilities (Non-Current and Current) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contract liabilities [line items]
Contract revenue	€ 23,587	€ 20,333	€ 17,124
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Contract revenue	€ 4,184
Average length of contracts with distributors	20 years
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years
Service type warranties [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years